FAEGRE DRINKER BIDDLE & REATH LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(215) 988-2700

Fax (215) 988-2757

February 9, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Lee Financial Mutual Fund, Inc.

File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

On behalf of Lee Financial Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Registrant’s Prospectus and Statement of Additional Information, each dated February 1, 2021 do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed electronically on January 26, 2021.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

Sincerely yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara, Esquire